Consolidated Statement of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 2,782	$ 840,700	$ 28,185,599	$ (12,127,406)		$ 16,901,675
Balance, shares at Dec. 31, 2019	278,188	84,069,967
Common shares issued upon partial conversion of debt		$ 65,319	1,008,247			1,073,566
Common shares issued upon partial conversion of debt, shares		6,531,945
Common shares issued issued for cash, shares		6,531,945
Beneficial Conversion Feature on convertible debt			724,278			724,278
Warrants issued in connection with private placement			427,371			427,371
Stock-based compensation			2,147,591			2,147,591
Non-controlling interest of Edgepoint					1,178,158	1,178,158
Net loss				(9,502,602)	(469,204)	(9,971,806)
Ending balance, value at Dec. 31, 2020	$ 2,782	$ 906,019	32,493,086	(21,630,008)	708,954	12,480,833
Balance, shares at Dec. 31, 2020	278,188	90,601,912
Common shares issued upon conversion of Preferred Stock	$ (2,782)	$ 2,781,878	(2,779,096)
Common shares issued upon conversion of preferred stock, shares	(278,188)	278,187,847
Common shares issued upon partial conversion of debt		$ 6,572	203,729			210,301
Common shares issued upon partial conversion of debt, shares		657,200
Common shares issued in lieu of restricted stock units		$ 12,580	213,852			226,432
Common shares issued in lieu of resctricted stock units, shares		1,257,952
Common shares issued for services		$ 11,482	182,159			193,641
Common shares issued in lieu of services, shares		1,148,235
Common shares issued for cash		$ 34,350	385,952			420,302
Common shares issued issued for cash, shares		3,435,000
Beneficial Conversion Feature on convertible debt			969,754			969,754
Warrants issued in connection with private placement			2,190,127			2,190,127
Warrants issued in connection with debt issuance			600,965			600,965
Stock-based compensation			763,314			763,314
Non-controlling interest of Edgepoint					620,052	620,052
Net loss				(9,391,042)	(1,126,248)	(10,517,290)
Ending balance, value at Dec. 31, 2021		$ 3,752,881	$ 35,223,842	$ (31,021,050)	$ 202,758	$ 8,158,431
Balance, shares at Dec. 31, 2021		375,288,146